Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash flows from operating activities		$ 280,669,513	$ 242,320,045	$ 429,313,131
Cash flows from investing activities		(140,545,147)	(144,185,726)	(199,002,101)
Cash flows from financing activities		64,749,555	(199,420,161)	(52,963,862)
Chile operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		151,303,443	139,560,085	155,628,235
Cash flows from investing activities		(127,007,063)	(125,009,624)	(115,569,854)
Cash flows from financing activities		(32,340,146)	(14,458,606)	(60,093,788)
International Business Operating Segment [Member]
Statement [Line Items]
Cash flows from operating activities		46,144,420	3,885,657	228,740,495
Cash flows from investing activities		(31,326,275)	(38,558,437)	(35,475,310)
Cash flows from financing activities		8,883,672	25,039,794	(100,573,425)
Wines operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		30,806,504	37,196,293	14,340,011
Cash flows from investing activities		(13,617,314)	(28,895,781)	(16,749,301)
Cash flows from financing activities		23,435,811	439,231	3,741,241
Others [Member]
Statement [Line Items]
Cash flows from operating activities		52,415,146	61,678,010	30,604,390
Cash flows from investing activities	[1],[2]	31,405,505	48,278,116	(31,207,636)
Cash flows from financing activities	[1],[2]	$ 64,770,218	$ (210,440,580)	$ 103,962,110

[1]	It includes contribution to joint ventures. See Note 8 - Cash and cash equivalents.
[2]	Others include Corporate Support Units, due to cash flows are managed by CCU.